UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number  811-09571
Nuveen Senior Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Senior Income Fund (NSL)
April 30, 2008

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 152.1% (90.3% of Total Investments) (4)

	Aerospace & Defense – 2.9% (1.7% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B-1	6.520%	7/31/14	BB-	$565,313
571	DAE Aviation Holdings, Inc., Term Loan B-2	6.650%	7/31/14	BB-	561,515
2,496	Midwestern Aircraft, Term Loan B	4.568%	12/30/11	BBB-	2,466,281
2,379	Vought Aircraft Industries, Inc., Term Loan	5.120%	12/22/11	Ba3	2,247,604
545	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	4.953%	12/22/10	Ba3	509,773

6,565	Total Aerospace & Defense				6,350,486

	Airlines – 4.1% (2.5% of Total Investments)

1,999	Delta Air Lines, Inc., Credit Linked Deposit	4.899%	4/30/12	Ba2	1,739,949
1,985	Delta Air Lines, Inc., Term Loan	6.149%	4/30/14	B	1,588,000
3,480	Northwest Airlines, Inc., DIP Term Loan	4.720%	8/21/13	BB	3,032,820
3,134	United Air Lines, Inc., Term Loan B	4.838%	2/01/14	BB-	2,716,315

10,598	Total Airlines				9,077,084

	Auto Components – 1.8% (1.1% of Total Investments)

458	Gen Tek Inc., Additional Term Loan B	4.800%	2/28/11	BB-	424,826
1,703	Gen Tek Inc., Term Loan B	4.763%	2/28/11	BB-	1,579,636
2,000	Goodyear Tire & Rubber Company, Term Loan	4.540%	4/30/14	Ba1	1,900,000
1,301	Metalforming Technologies, Inc., Term Loan A, (5), (6)	0.000%	9/30/07	N/R	104,117
506	Metalforming Technologies, Inc., Term Loan B, (PIK) (5), (6)	0.000%	9/30/07	N/R	40,492

5,968	Total Auto Components				4,049,071

	Building Products – 7.8% (4.6% of Total Investments)

875	Atrium Companies, Inc., Term Loan	6.466%	5/31/12	BB-	734,947
5,955	Building Materials Corporation of America, Term Loan	5.688%	2/22/14	BB-	5,012,249
2,000	Building Materials Corporation of America, Term Loan, Second Lien	8.688%	9/15/14	Caa2	1,261,667
2,438	Euramax Holdings, Inc., Term Loan	8.000%	6/29/12	B1	2,045,347
1,930	Nortek, Inc., Term Loan B	5.302%	8/27/11	Ba3	1,746,650
2,423	Stile Acquisition Corporation, Canadian Term Loan	4.893%	4/05/13	BB-	2,195,618
2,427	Stile Acquisition Corporation, Term Loan B	4.892%	4/05/13	BB-	2,199,358
1,970	TFS Acquisition, Term Loan	6.196%	8/11/13	B+	1,832,100

20,018	Total Building Products				17,027,936

	Capital Markets – 0.7% (0.4% of Total Investments)

1,534	Ameritrade Holdings Corporation, Term Loan B	4.370%	12/31/12	Ba1	1,501,651

	Chemicals – 5.0% (3.0% of Total Investments)

400	Celanese Holdings LLC, Credit Linked Deposit	2.703%	4/02/14	BB+	387,250
1,584	Celanese Holdings LLC, Term Loan	4.188%	4/02/14	BB+	1,533,510
2,955	Hexion Specialty Chemicals, Inc., Term Loan C-4	5.375%	5/05/13	Ba3	2,793,400
716	Huntsman International LLC, Term Loan	4.636%	4/19/14	BB+	694,443
1,985	ISP Chemco, Inc., Term Loan	4.688%	6/04/14	BB-	1,881,408
1,940	Rockwood Specialties Group, Inc., Term Loan E	4.399%	7/30/12	BB+	1,850,813
1,995	Univar, Inc., Term Loan	5.696%	10/10/14	B+	1,862,831

11,575	Total Chemicals				11,003,655

	Commercial Services & Supplies – 1.8% (1.1% of Total Investments)

1,845	Acco Brands Corporation, Term Loan B	4.528%	8/17/12	Ba1	1,766,588
393	Allied Waste North America, Inc., Letter of Credit	4.109%	3/28/14	BBB-	379,950
653	Allied Waste North America, Inc., Term Loan B	4.383%	3/28/14	BBB-	631,848
796	Rental Services Corporation, Term Loan	6.230%	11/27/13	B-	694,868
590	Workflow Holdings Corporation, Term Loan	8.000%	11/30/11	BB-	518,832

4,277	Total Commercial Services & Supplies				3,992,086

	Containers & Packaging – 3.0% (1.8% of Total Investments)

5,467	Graham Packaging Company, L.P., Term Loan	5.037%	10/07/11	B+	5,193,621
437	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	4.684%	11/01/10	BB	425,843
283	Smurfit-Stone Container Corporation, Term Loan B	5.013%	11/01/11	BB	275,572
471	Smurfit-Stone Container Corporation, Term Loan C	5.029%	11/01/11	BB	459,295
168	Smurfit-Stone Container Corporation, Term Loan C-1	4.709%	11/01/11	BB	164,288

6,826	Total Containers & Packaging				6,518,619

	Diversified Consumer Services – 2.6% (1.6% of Total Investments)

3,980	Cengage Learning Acquisitions, Inc., Term Loan	5.342%	7/05/14	B+	3,699,740
2,273	West Corporation, Term Loan	5.320%	10/24/13	BB-	2,083,168

6,253	Total Diversified Consumer Services				5,782,908

	Diversified Telecommunication Services – 4.9% (2.9% of Total Investments)

1,990	Alltel Communications, Inc., Term Loan B3	5.466%	5/18/15	BB-	1,832,596
1,980	Crown Castle Operating Company, Term Loan	4.196%	1/26/14	BB+	1,855,322
2,000	Intelsat, Term Loan	5.200%	2/01/14	B	1,998,500
1,945	Intelsat, Tranche B, Term Loan	5.184%	7/01/13	BB	1,863,669
331	Intelsat, Tranche B-2, Term Loan A	5.184%	1/03/14	BB-	314,440
331	Intelsat, Tranche B-2, Term Loan B	5.184%	1/03/14	BB-	314,346
331	Intelsat, Tranche B-2, Term Loan C	5.184%	1/03/14	BB-	314,346
2,267	Level 3 Financing, Inc., Term Loan	4.962%	3/13/14	B+	2,104,600
5,000	WCI Capital Corporation, Term Loan B, (5), (6)	0.000%	9/30/07	N/R	50,000

16,175	Total Diversified Telecommunication Services				10,647,819

	Electric Utilities – 4.3% (2.6% of Total Investments)

595	Astoria Generating Company, Term Loan	4.659%	2/23/13	BB-	564,455
4,232	Calpine Corporation, DIP Term Loan	5.575%	3/31/14	B+	3,989,441
514	Calpine Corporation, DIP Revolver, (7)	2.365%	3/31/14	B+	102,431
2,985	TXU Corporation, Term Loan B-2	6.579%	10/10/14	Ba3	2,863,734
1,990	TXU Corporation, Term Loan B-3	6.583%	10/10/14	Ba3	1,907,788

10,316	Total Electric Utilities				9,427,849

	Electrical Equipment – 1.9% (1.1% of Total Investments)

2,992	Allison Transmission Holdings, Inc., Term Loan	5.573%	8/07/14	BB-	2,812,665
1,409	Sensus Metering Systems, Inc., Term Loan B-1	5.459%	12/17/10	BB	1,267,826
97	Sensus Metering Systems, Inc., Term Loan B-2	6.878%	12/17/10	BB	87,457

4,498	Total Electrical Equipment				4,167,948

	Electronic Equipment & Instruments – 0.8% (0.5% of Total Investments)

1,965	Sensata Technologies B.V., Term Loan	4.663%	4/27/13	BB	1,794,700

	Energy Equipment & Services – 1.1% (0.6% of Total Investments)

2,471	Dresser-Rand Group, Inc., Term Loan	5.310%	5/04/14	B+	2,388,659

	Food Products – 2.4% (1.4% of Total Investments)

465	Dole Food Company, Inc., Deposit-Funded Commitment	4.710%	4/12/13	Ba3	434,593
1,026	Dole Food Company, Inc., Term Loan B	5.020%	4/12/13	Ba3	958,278
3,419	Dole Food Company, Inc., Term Loan C	4.835%	4/12/13	Ba3	3,194,258
772	Michael Foods, Inc., Term Loan B	6.698%	11/21/10	BB-	752,420

5,682	Total Food Products				5,339,549

	Gas Utilities – 0.9% (0.5% of Total Investments)

2,000	Energy Transfer Partners LP, Term Loan	4.878%	11/01/12	BBB-	1,949,167

	Health Care Equipment & Supplies – 0.8% (0.4% of Total Investments)

951	Symbion, Inc., Term Loan A	6.136%	8/01/13	Ba3	839,258
951	Symbion, Inc., Term Loan B	6.136%	8/01/14	Ba3	839,258

1,902	Total Health Care Equipment & Supplies				1,678,516

	Health Care Providers & Services – 11.8% (7.0% of Total Investments)

96	Community Health Systems, Inc., Delayed Term Loan, (7), (8)	1.000%	7/25/14	BB	(3,886)
1,872	Community Health Systems, Inc., Term Loan	5.335%	7/25/14	BB	1,796,000
3,292	DaVita, Inc., Term Loan B-1	4.235%	10/05/12	BB+	3,157,984
1,975	HCA, Inc., Term Loan	4.946%	11/18/13	BB	1,878,814
3,902	Health Management Associates, Inc., Term Loan	4.446%	2/28/14	BB-	3,610,706
840	HealthSouth Corporation, Term Loan	5.230%	3/10/13	BB-	798,897
464	IASIS Healthcare LLC, Delayed Term Loan	4.863%	3/14/14	Ba2	444,505
124	IASIS Healthcare LLC, Letter of Credit	2.781%	3/14/14	Ba2	118,535
1,344	IASIS Healthcare LLC, Term Loan	4.881%	3/14/14	Ba2	1,287,909
3,900	LifeCare, Term Loan B	6.950%	8/11/12	B2	3,373,500
2,140	Psychiatric Solutions, Inc., Term Loan B	4.450%	7/01/12	BB-	2,059,369
2,897	Select Medical Corporation, Term Loan	5.058%	2/24/12	Ba2	2,653,913
4,847	Vanguard Health Holding Company II LLC, Replacement Term Loan	5.134%	9/23/11	Ba3	4,681,526

27,693	Total Health Care Providers & Services				25,857,772

	Hotels, Restaurants & Leisure – 13.8% (8.2% of Total Investments)

4,900	24 Hour Fitness Worldwide, Inc., Term Loan B	5.933%	6/08/12	Ba3	4,385,500
1,770	Ameristar Casinos, Inc., Term Loan B	5.017%	11/10/12	BB+	1,712,519
1,463	Buffets, Inc., DIP Term Loan	11.250%	1/22/09	N/R	1,467,098
771	CBRL Group, Inc., Term Loan B-1	4.620%	4/28/13	Ba2	730,918
93	CBRL Group, Inc., Term Loan B-2	4.620%	4/28/13	BB	87,825
3,890	CCM Merger, Inc., Term Loan B	4.778%	7/13/12	BB-	3,656,636
1,965	Cedar Fair LP, Term Loan	4.863%	8/30/12	BB	1,873,846
1,000	Fontainebleau Las Vegas LLC, Delayed Term Loan, (7), (8)	2.000%	6/06/14	B+	(160,000)
2,000	Fontainebleau Las Vegas LLC, Term Loan	6.258%	6/06/14	B+	1,680,000
352	Isle of Capri Casinos, Inc., Delayed Term Loan A	4.446%	11/25/13	BB+	311,572
467	Isle of Capri Casinos, Inc., Delayed Term Loan B	4.446%	11/25/13	BB+	413,347
1,168	Isle of Capri Casinos, Inc., Term Loan	4.446%	11/25/13	BB+	1,033,368
3,900	Penn National Gaming, Inc., Term Loan B	4.931%	10/03/12	BBB-	3,780,834
1,000	QCE LLC, Term Loan	8.446%	11/05/13	B2	808,334
117	Seminole Gaming, Delayed Term Loan B-1	4.481%	3/05/14	BBB	114,474
423	Seminole Gaming, Delayed Term Loan B-2	4.625%	3/05/14	BBB	412,026
415	Seminole Gaming, Delayed Term Loan B-3	4.250%	3/05/14	BBB	404,605
993	Travelport LLC, Delayed Term Loan	5.113%	8/23/13	BB-	912,108
268	Travelport LLC, Letter of Credit	4.946%	8/23/13	BB-	247,390
1,334	Travelport LLC, Term Loan	5.113%	8/23/13	BB-	1,232,941
800	Venetian Casino Resort LLC, Delayed Term Loan, (7), (8)	0.750%	5/23/14	BB	(63,364)
3,176	Venetian Casino Resort LLC, Term Loan	4.450%	5/23/14	BB	2,924,447
2,462	Wintergames Holdings, Term Loan	6.141%	10/23/08	N/R	2,345,353

34,727	Total Hotels, Restaurants & Leisure				30,311,777

	Household Durables – 1.2% (0.7% of Total Investments)

2,235	Shea Homes, Inc., Term Loan	5.750%	10/27/11	Ba2	1,776,503
996	William Carter Company, Term Loan B	4.395%	7/14/12	BBB-	950,754

3,231	Total Household Durables				2,727,257

	Household Products – 1.8% (1.1% of Total Investments)

1,607	Prestige Brands, Inc., Term Loan B	6.897%	4/06/11	BB-	1,554,677
2,504	Solo Cup Company, Term Loan	6.298%	2/27/11	B1	2,423,040

4,111	Total Household Products				3,977,717

	Independent Power Producers & Energy Traders – 1.7% (1.0% of Total Investments)

326	Covanta Energy Corporation, Synthetic Letter of Credit	4.088%	2/09/14	BB	311,874
664	Covanta Energy Corporation, Term Loan B	5.079%	2/09/14	BB	635,880
966	NRG Energy, Inc., Credit Linked Deposit	2.596%	2/01/13	Ba1	929,295
1,979	NRG Energy, Inc., Term Loan	4.196%	2/01/13	Ba1	1,902,751

3,935	Total Independent Power Producers & Energy Traders				3,779,800

	Insurance – 2.1% (1.2% of Total Investments)

5,903	Conseco, Inc., Term Loan	4.863%	10/10/13	Ba3	4,525,475

	IT Services – 3.5% (2.1% of Total Investments)

2,985	First Data Corporation, Term Loan B-1	5.624%	9/24/14	BB-	2,815,601
5,080	SunGard Data Systems, Inc., Term Loan B	4.878%	2/28/14	BB	4,824,238

8,065	Total IT Services				7,639,839

	Leisure Equipment & Products – 3.7% (2.2% of Total Investments)

2,734	Bombardier Recreational Products, Inc., Term Loan	5.320%	6/28/13	B+	2,428,860
1,001	Herbst Gaming Inc., Delayed Draw Term Loan, DD1	10.754%	12/02/11	B-	716,227
1,997	Herbst Gaming Inc., Term Loan, DD1	9.846%	12/02/11	B-	1,428,843
3,686	Wimar OpCo LLC, Term Loan	8.500%	1/03/12	B-	3,555,713

9,418	Total Leisure Equipment & Products				8,129,643

	Machinery – 4.6% (2.7% of Total Investments)

1,985	Maxim Crane Works, LP, Term Loan	4.711%	6/29/14	BB-	1,766,650
1,156	Navistar International Corporation, Synthetic Letter of Credit	2.614%	1/19/12	BB-	1,082,611
3,178	Navistar International Corporation, Term Loan	6.234%	1/19/12	BB-	2,977,180
1,975	Oshkosh Truck Corporation, Term Loan	4.760%	12/06/13	BBB-	1,896,548
557	Rexnord Corporation, Incremental Term Loan	4.978%	7/19/13	Ba2	522,233
1,869	Rexnord Corporation, Term Loan	5.310%	7/19/13	Ba2	1,752,049

10,720	Total Machinery				9,997,271

	Media – 23.4% (13.9% of Total Investments)

4,500	American Media Operations, Inc., Term Loan	7.250%	1/13/13	B	4,123,125
1,773	Carmike Cinemas, Inc., Term Loan	6.490%	5/19/12	B1	1,684,521
1,980	Cequel Communications LLC, Term Loan B	4.758%	11/05/13	BB-	1,810,215
1,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	5.171%	3/06/14	B+	812,500
1,297	Charter Communications Operating Holdings LLC, Term Loan	4.900%	3/06/14	B+	1,148,705
3,000	Citadel Broadcasting Corporation, Term Loan	4.391%	6/12/14	BB-	2,587,500
1,945	CSC Holdings, Inc., Term Loan	4.477%	3/29/13	BBB-	1,878,360
2,978	Discovery Communications Holdings LLC, Term Loan	4.696%	5/14/14	N/R	2,890,966
2,963	Idearc, Inc., Term Loan	4.707%	11/17/14	BBB-	2,451,469
3,930	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	5.946%	4/08/12	N/R	3,157,571
4,925	Neilsen Finance LLC, Term Loan	5.346%	8/09/13	Ba3	4,670,561
1,893	Philadelphia Newspapers, Term Loan	6.600%	6/29/13	N/R	1,618,533
2,560	Regal Cinemas Corporation, Term Loan	4.196%	10/27/13	Ba2	2,436,975
6,948	Tribune Company, Term Loan B	5.542%	6/04/14	B	5,167,202
1,867	Tribune Company, Term Loan X	5.478%	6/04/09	B	1,780,333
2,000	Univision Communications, Inc., Term Loan	5.363%	3/29/09	B3	1,923,333
8,000	Univision Communications, Inc., Term Loan, Second Lien	5.147%	9/29/14	Ba3	6,757,495
427	Valassis Communications, Inc., Delayed Draw Term	6.000%	3/02/14	BB	398,045
1,291	Valassis Communications, Inc., Tranche B, Term Loan	4.450%	3/02/14	BB	1,204,334
2,865	WMG Acquisition Corporation, Term Loan	4.315%	2/28/11	BB-	2,648,709

58,142	Total Media				51,150,452

	Metals & Mining – 4.7% (2.8% of Total Investments)

1,975	Aleris International, Inc., Term Loan	4.875%	12/19/13	BB-	1,689,449
1,857	Amsted Industries, Inc., Delayed Draw Term Loan	4.922%	4/08/13	BB	1,829,430
2,554	Amsted Industries, Inc., Term Loan	4.749%	4/08/13	BB	2,515,959
1,985	Edgen Murray II LLP, Term Loan	5.694%	5/11/14	B	1,697,175
2,789	John Maneely Company, Term Loan	6.031%	12/08/13	B+	2,519,369

11,160	Total Metals & Mining				10,251,382

	Oil, Gas & Consumable Fuels – 2.6% (1.5% of Total Investments)

550	Big West Oil LLC, Delayed Draw Term Loan, (7)	2.288%	5/15/14	BB	92,688
443	Big West Oil LLC, Term Loan	5.000%	5/15/14	BB	416,503
301	Coffeyville Resources LLC, Credit Linked Deposit	5.448%	12/28/10	BB-	282,186
975	Coffeyville Resources LLC, Term Loan D	5.450%	12/28/13	BB-	915,711
774	Targa Resources, Inc., Synthetic Letter of Credit	4.696%	10/31/12	Ba3	744,774
1,372	Targa Resources, Inc., Term Loan B	6.828%	10/31/12	Ba3	1,319,616
2,000	Venoco Inc., Term Loan	7.125%	9/20/11	B	1,820,000

6,415	Total Oil, Gas & Consumable Fuels				5,591,478

	Paper & Forest Products – 4.0% (2.4% of Total Investments)

3,910	Georgia-Pacific Corporation, Term Loan B	4.727%	12/21/12	BB+	3,756,656
1,539	Georgia-Pacific Corporation, Term Loan B-2	4.684%	12/24/12	BB+	1,478,578
3,980	Wilton Products, Term Loan	6.320%	11/16/14	Ba3	3,482,500

9,429	Total Paper & Forest Products				8,717,734

	Pharmaceuticals – 0.9% (0.5% of Total Investments)

856	Stiefel Laboratories, Inc, Delayed Term Loan	4.966%	12/28/13	BB-	825,981
1,119	Stiefel Laboratories, Inc, Term Loan	4.966%	12/28/13	BB-	1,079,894

1,975	Total Pharmaceuticals				1,905,875

	Real Estate Investment Trust – 1.1% (0.7% of Total Investments)

3,470	LandSource Holding Company LLC, Term Loan	7.000%	2/27/13	N/R	2,461,011

	Real Estate Management & Development – 4.4% (2.6% of Total Investments)

3,721	Capital Automotive LP, Term Loan	4.460%	12/15/10	BB+	3,608,840
3,080	LNR Property Corporation, Term Loan B	6.360%	7/12/11	BB	2,578,538
3,970	Realogy Corporation Delayed Draw Term Loan	5.717%	10/01/13	BB-	3,407,420

10,771	Total Real Estate Management & Development				9,594,798

	Road & Rail – 3.0% (1.8% of Total Investments)

8,837	Swift Transportation Company, Inc., Term Loan	6.500%	5/10/14	B+	6,585,562

	Semiconductors & Equipment – 0.8% (0.5% of Total Investments)

1,975	Freescale Semiconductor, Inc., Term Loan	4.459%	11/29/13	Ba1	1,716,005

	Software – 2.2% (1.3% of Total Investments)

2,688	Dealer Computer Services, Inc., Term Loan	4.886%	10/26/12	BB	2,573,690
997	IPC Systems, Inc., Term Loan	4.946%	5/31/14	B+	762,246
2,000	IPC Systems, Inc., Term Loan, Second Lien	7.946%	5/31/15	CCC+	1,403,333

5,685	Total Software				4,739,269

	Specialty Retail – 9.7% (5.8% of Total Investments)

665	Blockbuster, Inc., Tranche A, Term Loan	8.717%	8/20/09	B	641,586
1,237	Blockbuster, Inc., Tranche B, Term Loan	8.572%	8/20/11	B	1,160,460
970	Burlington Coat Factory Warehouse Corporation, Term Loan	5.340%	5/28/13	B2	817,499
985	CSK Automotive, Term Loan	9.750%	7/02/12	Ba3	980,168
3,868	Michaels Stores, Inc., Term Loan	5.204%	10/31/13	B	3,429,669
1,122	Micro Warehouse, Inc., Term Loan B, (5), (6), (9)	0.000%	1/30/07	N/R	165,826
3,784	Norwood Promotional Products, Inc., Term Loan A	8.750%	8/17/09	N/R	3,746,517
6,220	Norwood Promotional Products, Inc., Term Loan B	6.000%	8/17/11	N/R	3,887,466
985	Sally Holdings LLC, Term Loan	5.600%	11/16/13	BB-	940,499
4,000	TRU 2005 RE Holding Co I LLC, Term Loan	5.709%	12/08/08	B3	3,700,000
2,000	TRU 2005 RE Holding Co I LLC, Term Loan B	7.315%	7/19/12	BB-	1,889,500

25,836	Total Specialty Retail				21,359,190

	Textiles, Apparel & Luxury Goods – 0.9% (0.5% of Total Investments)

2,001	Visant Holding Corporation, Term Loan C	6.718%	7/29/10	Ba1	1,927,497

	Trading Companies & Distributors – 1.7% (1.0% of Total Investments)

1,980	Ashtead Group Public Limited Company, Term Loan	4.500%	8/31/11	BB+	1,851,300
393	Brenntag Holdings GMBH & Co. KG, Acquisition Facility	5.794%	1/20/14	B+	363,764
1,607	Brenntag Holdings GMBH & Co. KG, Facility B2	5.794%	1/20/14	B+	1,488,736

3,980	Total Trading Companies & Distributors				3,703,800

	Wireless Telecommunication Services – 1.7% (1.0% of Total Investments)

4,000	Asurion Corporation, Term Loan	6.095%	7/03/14	N/R	3,701,668

$380,102	Total Variable Rate Senior Loan Interests (cost $371,865,172)				333,049,975

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 4.8% (2.8% of Total Investments)

	Media – 0.9% (0.5% of Total Investments)

$2,000	Cablevision Systems Corporation, Floating Rate Note, 4.500% plus six-month LIBOR, 144A	7.465%	4/01/09	B+	$2,025,000

	Paper & Forest Products – 0.8% (0.5% of Total Investments)

2,000	Verso Paper Holdings LLC., Floating Rate Note, 3.750% plus three-month LIBOR	6.600%	8/01/14	B+	1,880,000

	Semiconductors & Equipment – 2.2% (1.3% of Total Investments)

100	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR	8.350%	6/01/13	BB-	100,250
5,000	NXP BV, Floating Rate Note, 2.750% plus three-month LIBOR	5.600%	10/15/13	BB-	4,618,750

5,100	Total Semiconductors & Equipment				4,719,000

	Textiles, Apparel & Luxury Goods – 0.9% (0.5% of Total Investments)

2,000	HanesBrands Inc., Floating Rate Note, 3.375% plus six-month LIBOR	6.340%	12/15/14	B2	1,895,000

$11,100	Total Corporate Bonds (cost $11,100,000)				10,519,000

Shares	Description (1)	Value

	Common Stocks – 0.6% (0.4% of Total Investments)

	Auto Components – 0.0% (0.0% of Total Investments)

511	Gen Tek Inc.,	$15,872
279,642	Metalforming Technologies Inc., (5), (6), (9)	–

	Total Auto Components	15,872

	Building Products – 0.6% (0.4% of Total Investments)

35,863	Armstrong World Industries Inc.	1,276,364

	Total Common Stocks (cost $1,393,369)	1,292,236

Shares	Description (1)	Value

	Warrants – 0.1% (0.0% of Total Investments)

545	Gen Tek Inc., Warrant Class B	$20,438
268	Gen Tek Inc., Warrant Class C	7,479
5,672	Reliant Energy Inc., Warrant Class A (9)	117,126

	Total Warrants (cost $40,254)	145,043

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 11.0% (6.5% of Total Investments)

$24,158	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/08, repurchase price $24,159,583, collateralized by $23,840,000 U.S. Treasury Notes, 4.375%, due 11/15/08, value $24,644,600	1.730%	5/01/08	$24,158,422

	Total Short-Term Investments (cost $24,158,422)			24,158,422

	Total Investments (cost $408,557,217) – 168.6%			369,164,676

	Borrowings – (47.0)% (10)			(103,000,000)

	Other Assets Less Liabilities – (0.6)%			(1,208,840)

	Preferred Shares, at Liquidation Value – (21.0)% (10)			(46,000,000)

	Net Assets Applicable to Common Shares – 100%			$218,955,836

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to April 30, 2008, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Non-income producing. Non-income producing, in the case of a Senior Loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(7)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at April 30, 2008.

(8)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at April 30, 2008.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(10)	Borrowings and Preferred Shares, at Liquidation Value as a percentage of total investments are (27.9)% and (12.5)%, respectively.

N/R	Not rated.

DD1	Portion of investment purchased on a delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

PIK	In lieu of cash payment, interest accrued on “Payment in Kind” investment increases principal outstanding.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses and the timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At April 30, 2008, the cost of investments was $408,581,413.
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$609,175
Depreciation	(40,025,912)

Net unrealized appreciation (depreciation) of investments	$(39,416,737)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Senior Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date June 27, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 27, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 27, 2008

*	Print the name and title of each signing officer under his or her signature.